Earnings per share (Tables)	12 Months Ended
Jun. 30, 2023
Earnings per share
Schedule of basic earnings per share
	06.30.2023	06.30.2022	06.30.2021
Profit/ (loss) for the year from continuing operations attributable to equity holders of the parent	43,870	79,954	(27,146)
Loss for the year from discontinued operations attributable to equity holders of the parent	-	-	(17,287)
Profit/ (loss) for the year attributable to equity holders of the parent	43,870	79,954	(44,433)
Weighted average number of common shares outstanding	602	609	544
Basic earnings per share (ii)	72.87	131.29	(81.68)

Schedule of diluted earnings per share
	06.30.2023	06.30.2022	06.30.2021
Profit/ (loss) for the year from continuing operations attributable to equity holders of the parent	43,870	79,954	(27,146)
Loss for the year from discontinued operations attributable to equity holders of the parent	-	-	(17,287)
Profit/ (loss) for the year per share attributable to equity holders of the parent	43,870	79,954	(44,433)
Weighted average number of common shares outstanding	685	679	544
Diluted earnings per share (i)(ii)	64.04	117.75	(81.68)